Long-Term Debt - Components of Long-Term Debt (Details) $ in Thousands, € in Millions	Sep. 30, 2017 USD ($)	Sep. 30, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Debt Instrument [Line Items]
Total principal	$ 1,906,059		$ 1,804,483
Unamortized discount and debt issuance costs	(9,652)		(13,257)
Total debt	1,896,407		1,791,226
Less current portion	(516,232)		(188,511)
Long-term debt	1,380,175		1,602,715
U.S. Dollar-denominated Revolving Credit Facilities due in 2018
Debt Instrument [Line Items]
Total principal	339,809		208,222
U.S. Dollar-denominated Term Loans due from 2018 to 2026
Debt Instrument [Line Items]
Total principal	933,166		1,005,199
Norwegian Kroner-denominated Bonds due from 2018 to 2021
Debt Instrument [Line Items]
Total principal	389,320		371,329
Euro-denominated Term Loans due from 2018 to 2023
Debt Instrument [Line Items]
Total principal	233,764	€ 197.9	219,733	€ 208.9
Other U.S. Dollar-denominated loan
Debt Instrument [Line Items]
Total principal	$ 10,000		$ 0